Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
25.	Income Taxes:

Castor and certain of its subsidiaries are incorporated under the laws of the Republic of the Marshall Islands but are not subject to income taxes in the Republic of the Marshall Islands. Castor’s ship-owning subsidiaries are subject to registration and tonnage taxes, which have been included in Vessel operating expenses’ in the accompanying consolidated statements of comprehensive income.

Pursuant to §883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company’s stock is owned, directly or indirectly, by individuals who are “residents” of the company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the U.S. (the “50% Ownership Test”) or (ii) the company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to U.S. corporations, or in the U.S. (the “Publicly Traded Test”). Marshall Islands, the jurisdiction where the Company and its ship-owning subsidiaries are incorporated, grants an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly Traded Test is met.

In the Company’s case, it would have satisfied the Publicly-Traded Test if its common shares represented more than 50% of the voting power of its stock, and it can establish that nonqualified shareholders cannot exercise voting control over the corporation because qualified shareholders control the non-traded voting stock. To that respect, the Company believes its stock structure, when considered by the U.S. Treasury in light of the Publicly-Traded Test enunciated in the regulations, satisfies the intent and purpose of the exemption. This position is uncertain and was disclosed to the Internal Revenue Service when the Company filed its U.S. tax returns for 2024. It will be disclosed again when the Company files its U.S. tax returns for 2025.

Because the position stated above is uncertain, the Company has recorded provisions of $177,794, $113,915 and $98,890 for U.S. source gross transportation income tax in the accompanying consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and December 31, 2025, respectively.

Moreover, income tax expense includes foreign withholding taxes on dividend income of $542,765 for the year ended December 31, 2025.

Income Taxes relating to MPC Capital

During the years ended December 31, 2024 and 2025, the income before taxes for the asset management segment of the Company is mostly generated in Germany. A summary of the provision for income taxes is as follows:

	December 31, 2024	December 31, 2025
Corporate Income tax	$3,951,121	1,272,361
Trade tax	2,475,095	2,059,361
Other	216,672	146,615
Total provision for income taxes	$6,642,888	3,478,337

The income tax receivable on the face of the consolidated balance sheet is due to refundable withholding taxes on profit distributions in the amount of $11,018,000 and $14,141,910 as of December 31, 2024 and 2025, respectively.

The significant components of income tax expense are as follows:

2025
Current tax expense (or benefit)	$1,519,534
Deferred tax expense (or benefit)	(1,009,194)
Total tax expense	$510,340

For the period from December 16, 2024 to December 31, 2024, total tax expense amounted to $20,073. The following table presents disclosure requirements newly adopted on a prospective basis.

The income tax expense (or benefit) is disaggregated as follows:

2025
Federal (CIT)	$(892,032)
State and local (TT)	698,644
Foreign	733,518
Other	(29,790)
Total tax expense	$510,340

The local income taxes relate mainly to the Free and Hanseatic City of Hamburg, one of the federal states of the Federal Republic of Germany.

Effective Income Tax Rate Reconciliation

A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

	2025
	%	USD
German statutory corporate income tax rate	15.83	$1,170,375
State and local income tax	9.45	698,644
Foreign tax effects	(4.17)	(308,674)
Changes in valuation allowances	2.70	199,351
Nontaxable or nondeductible items	(5.84)	(432,014)
Adjustments to prior year tax estimates	(11.58)	(856,193)
Other	0.53	38,851
Effective income tax rate	6.92	$510,340

2024
German statutory income tax rate	32.28%
Tax rate differentials	(30.55%)
Other	(0.93%)
Effective income tax rate	0.80%

State and local income tax results from trade tax are mainly levied by the Free and Hanseatic City of Hamburg.

Tax nontaxable items are related to dividend payments and capital gains from corporate companies which are in principle not subject to taxation (avoidance of double taxation burdens at the corporate level in chains of companies).

Deferred Taxes

The significant components of the Company`s deferred tax account balances are as follows:

	December 31, 2024	December 31, 2025
Deferred tax assets
Receivables due from related parties	$2,599,889	$2,004,466
Right of Use Assets	2,508,472	2,237,527
Intangible assets	1,779,153	2,813,526
Provisions	1,481,197	1,126,281
Prepaid expenses and other assets	1,057,998	785,355
Other	478,864	120,166
Loss carrying forwards	-	2,329,454
Total deferred tax assets	9,905,573	11,416,775
Valuation allowances	(2,241,536)	(3,541,310)
Deferred tax assets, net of valuation allowances	7,664,037	7,875,465
Offsetting	(5,824,534)	(5,276,138)
Deferred tax assets, net of valuation allowances per balance sheet	$1,839,503	$2,599,327

Deferred tax liabilities
Property, plant and equipment	$-	$243,713
Equity instrument investments	5,757,950	6,583,988
Intangible assets	5,278,366	5,867,921
Lease liabilities	2,508,472	2,237,527
Long-term debt	-	515,900
Other	376,129	423,319
Total deferred tax liabilities	13,920,917	15,872,368
Offsetting	(5,824,534)	(5,276,138)
Deferred tax liabilities per balance sheet	$8,096,383	$10,596,230

Net deferred tax liabilities	$6,256,880	$7,996,903

Uncertain Tax Positions

The benefits of uncertain tax positions are recorded in the Company´s consolidated financial statements only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge from the tax authorities.

The Company files income tax returns in Germany, the Netherlands, Panama and Colombia and is subject to examinations by tax authorities. The Company believes that its income tax reserves are adequately maintained. However, the final determination of the Company tax returns, if audited, is uncertain and therefore there is a possibility for a change of the Company`s estimate in the future. There were no unrecognized tax benefits as of December 31, 2024 and 2025, and there were no changes in the reporting periods. The Company accrues interest and penalties related to underpayment of income taxes within the provision for income taxes.